Other Assets	12 Months Ended
Oct. 31, 2023
Other Assets
Other Assets
NOTE 16:
OTHER
ASSETS
Other Assets

(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
Accounts receivable and other items 1	$13,893	$10,769
Accrued interest	5,504	3,765
Current income tax receivable	4,814	6,031
Defined benefit asset (Note 23)	1,254	1,406
Insurance-related assets, excluding investments	2,197	2,008

Prepaid expenses	1,843	1,323
Total	$29,505	$25,302

1	Includes assets related to disposal groups classified as held-for-sale in connection with the Cowen acquisition. Refer to Note 13 for further details.